UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-01434
Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)
Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)
Copy to:
Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: 260-455-2000
Date of fiscal year-end: December 31
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments
Schedule of Investments (Unaudited)

Lincoln National Variable Annuity Fund A

	Number of	Fair
March 31, 2006	Shares	Value(U.S. $)
Common Stock— 98.77%
Basic Materials — 3.92%
Dow Chemical	18,000	$730,800
duPont (E.I.) deNemours	13,600	574,056
Freeport-McMoRan Copper & Gold Class B	8,400	502,068
Lubrizol	8,400	359,940
Masco	8,000	259,920
United States Steel	9,100	552,188

		2,978,972

Business Services — 0.68%
Manpower	9,000	514,620

		514,620

Capital Goods — 8.63%
Caterpillar	10,500	754,005
Cummins	3,700	388,870
General Electric	53,900	1,874,642
Goodrich	7,700	335,797
†Grant Prideco	14,600	625,464
Honeywell International	9,800	419,146
Northrop Grumman	5,700	389,253
PACCAR	6,000	422,880
Textron	7,400	691,086
United Technologies	11,400	660,858

		6,562,001

Communication Services — 2.25%
Sprint	28,387	733,520
Verizon Communications	28,800	980,928

		1,714,448

Consumer Discretionary — 5.67%
Abercrombie & Fitch Class A	7,500	437,250
Best Buy	8,350	467,016
†Coach	17,400	601,692
Federated Department Stores	4,500	328,500
Gap	23,600	440,848
Home Depot	23,800	1,006,740
NIKE	5,500	468,050
†Urban Outfitters	13,700	336,198
Wal-Mart Stores	4,800	226,752

		4,313,046

Consumer Services — 1.23%
Marriott International Class A	6,300	432,180
McDonald’s	14,600	501,656

		933,836

Consumer Staples — 6.73%
Altria Group	9,300	658,998
Clorox	4,300	257,355
CVS	18,300	546,621
Fortune Brands	6,900	556,347
Kellogg	5,800	255,432
Kimberly-Clark	7,400	427,720
PepsiCo	18,700	1,080,673
Procter & Gamble	23,185	1,335,920

	Number of	Fair
March 31, 2006	Shares	Value(U.S. $)
		5,119,066

Credit Cyclicals — 1.09%
D.R. Horton	10,600	352,132
KB HOME	7,400	480,852

		832,984

Energy — 9.45%
ConocoPhillips	11,500	726,225
ENSCO International	7,000	360,150
Exxon Mobil	39,800	2,422,228
†Nabors Industries	5,000	357,900
†National Oilwell Varco	10,300	660,436
†Newfield Exploration	9,700	406,430
Occidental Petroleum	9,300	861,645
St. Mary Land Exploration	6,600	269,478
Tidewater	7,300	403,179
†Transocean	4,800	385,440
Valero Energy	5,600	334,768

		7,187,879

Financials — 23.35%
†Affiliated Managers Group	2,600	277,186
Allstate	9,400	489,834
American International Group	14,700	971,523
Bank of America	39,300	1,789,722
Berkley (W.R.)	7,350	426,741
Capital One Financial	6,650	535,458
CIGNA	3,700	483,294
CIT Group	9,300	497,736
Citigroup	42,300	1,998,251
Countrywide Financial	13,800	506,460
Everest Re Group	3,900	364,143
Freddie Mac	10,000	610,000
JPMorgan Chase	29,900	1,245,036
Lehman Brothers Holdings	4,400	635,932
Mellon Financial	16,600	590,960
Merrill Lynch	12,900	1,016,004
MetLife	8,200	396,634
Morgan Stanley	15,800	992,556
North Fork Bancorporation	15,400	443,982
PMI Group	10,900	500,528
Prudential Financial	7,200	545,832
U.S. Bancorp	33,500	1,021,750
UnitedHealth Group	12,700	709,422
†WellPoint Health Networks	9,200	712,356

		17,761,340

Health Care — 11.92%
Abbott Laboratories	14,700	624,309
†Amgen	14,200	1,033,050
Becton, Dickinson	5,700	351,006
Biomet	11,400	404,928
†Express Scripts Class A	5,600	492,240
†Gen-Probe	7,200	396,864
†Genentech	5,900	498,609
†Gilead Sciences	8,500	528,870
Johnson & Johnson	22,900	1,356,138
Medtronic	13,600	690,200
Pfizer	55,600	1,385,552
Quest Diagnostics	6,100	312,930
†Vertex Pharmaceuticals	6,000	219,540
Wyeth	15,900	771,468

		9,065,704

Media — 3.29%
CBS Class B	11,000	263,780

	Number of	Fair
March 31, 2006	Shares	Value(U.S. $)
†Comcast Class A	9,400	245,904
†Comcast Special Class A	6,500	169,780
Disney (Walt)	19,600	546,644
Time Warner	49,600	832,784
†Viacom Class B	11,450	444,260

		2,503,152

Real Estate — 1.00%
Developers Diversified Realty	7,200	394,200
ProLogis	6,800	363,800

		758,000

Technology — 17.10%
Adobe Systems	10,700	373,644
Applied Materials	42,800	749,428
†BEA Systems	19,200	252,096
†Cisco Systems	52,000	1,126,840
†Corning	11,100	298,701
†Dell	22,100	657,696
†DST Systems	7,300	422,962
†eBay	10,000	390,600
†EMC	30,800	419,804
†Google Class A	1,000	390,000
Intel	57,300	1,108,755
International Business Machines	13,700	1,129,839
†Juniper Networks	19,500	372,840
†Lexmark International Class A	9,800	444,724
Linear Technology	6,900	242,052
Microsoft	61,600	1,676,136
Motorola	25,400	581,914
Nokia ADR	16,300	337,736
†Oracle	24,100	329,929
QUALCOMM	16,800	850,248
†Tellabs	8,200	130,380
Texas Instruments	22,100	717,587

		13,003,911

Transportation — 0.47%
FedEx	3,200	361,408

		361,408

Utilities — 1.99%
Dominion Resources	4,700	324,441
Edison International	11,400	469,452
PPL	9,600	282,240
TXU	9,700	434,172

		1,510,305

Total Common Stock (cost $53,140,760)		75,120,672

	Principal
	Amount(U.S. $)
≠Commercial Paper— 1.50%
Rabobank USA Finance 4.83% 4/3/06	$1,140,000	1,139,694

Total Commercial Paper (cost $1,139,694)		1,139,694

Total Market Value of Securities — 100.27%
(cost $54,280,454)		76,260,366
Liabilities Net of Receivables and Other Assets (See Notes) — (0.27%)		(205,173)

Net Assets — 100.00%		$76,055,193

†	Non-income producing security for the period ended March 31, 2006.
≠	The interest rate shown is the effective yield as of the time of purchase.

ADR — American Depositary Receipts

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (the “Fund”).
Investments — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers.
Federal Income Taxes — Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.
Income — Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.
Annuity Reserves — Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Item 2. Controls and Procedures
     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)
By:	/s/ Kelly D. Clevenger
Kelly D. Clevenger
President (Signature and Title)

Date:	May 26, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger Kelly D. Clevenger
President
(Signature and Title)

Date:	May 26, 2006

By:	/s/ William P. Flory William P. Flory
Chief Accounting Officer
(Signature and Title)

Date:	May 26, 2006